Note 3 - Summary of Significant Accounting Policies: (g) Intangible Assets, Net (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(g) Intangible Assets, Net

(g)  Intangible Assets, Net

Intangible assets, net, are stated at cost less accumulated amortization.  Amortization is calculated using the straight-line method over the estimated economic lives of the respective assets.